Capital adequacy and liquidity situation - Minimum capital requirements exclusive of buffers (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure
EAD	kr 420,301	kr 394,025
Risk exposure amount	100,921	104,714
Minimum capital requirements	8,074	8,377
Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD	4,876	4,296
Risk exposure amount	4,882	4,283
Minimum capital requirements	391	343
Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD	4,767	4,219
Risk exposure amount	4,756	4,206
Minimum capital requirements	381	337
Credit risk | Standardized approach | Exposures in default
Disclosure of credit risk exposure
EAD	109	77
Risk exposure amount	126	77
Minimum capital requirements	10	6
Credit risk | IRB approach
Disclosure of credit risk exposure
EAD	415,425	389,729
Risk exposure amount	88,799	92,318
Minimum capital requirements	7,104	7,385
Credit risk | IRB approach | Central Governments
Disclosure of credit risk exposure
EAD	235,442	211,650
Risk exposure amount	10,304	9,416
Minimum capital requirements	825	753
Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	33,896	33,236
Risk exposure amount	5,989	6,580
Minimum capital requirements	479	526
Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	145,720	144,559
Risk exposure amount	72,139	76,038
Minimum capital requirements	5,771	6,083
Credit risk | IRB approach | Assets without counterparty
Disclosure of credit risk exposure
EAD	367	284
Risk exposure amount	367	284
Minimum capital requirements	29	23
Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	6,106	7,127
Risk exposure amount	1,574	2,167
Minimum capital requirements	126	173
Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	7,595	7,315
Risk exposure amount	4,996	5,757
Minimum capital requirements	400	461
Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount	1,974	2,490
Minimum capital requirements	158	199
Currency risk
Disclosure of credit risk exposure
Risk exposure amount	824	1,174
Minimum capital requirements	66	94
Commodities risk
Disclosure of credit risk exposure
Risk exposure amount	0	7
Minimum capital requirements	0	1
Operational risk
Disclosure of credit risk exposure
Risk exposure amount	4,442	4,442
Minimum capital requirements	kr 355	kr 335